Disaggregation of Revenue - Schedule of Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Deferred Revenue [Abstract]
Beginning of the period	$ 3,223
Additions	67	5,265
Revenue recognized	(2,533)	(2,064)
Foreign translation difference, net	(29)	22
End of the period	$ 728	$ 3,223